Principal Funds, Inc.

Supplement dated July 6, 2015
to the Statutory Prospectus dated March 1, 2015
(as supplemented on March 13, 2015, March 23, 2015, April 27, 2015, and June 12, 2015)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Strategic Asset Management Balanced Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
In the Average Annual Total Returns table, replace the rows for the Russell 3000 Index and Barclays U.S. Aggregate Bond Index with the following:
Average Annual Total Returns - Strategic Asset Management Balanced Portfolio [Member]	Label	1 Year	5 Years	10 Years
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	12.56%	15.63%	7.94%
Barclays U.S. Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	4.71%